Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
POLICIES AND PRACTICES RELATED TO THE GRANT OF CERTAIN EQUITY AWARDS
CLOSE IN TIME TO THE RELEASE OF MATERIAL NONPUBLIC INFORMATION
While the Company’s LTIP allows for the grant of stock options and similar option-like securities, the Company does not currently grant and has not in recent history granted, stock options or similar option-like securities to its directors, NEOs, or other employees, and it did not grant any stock options during the fiscal year ended December 31, 2025. As such, the Company does not currently have a formal policy with respect to the timing of awards of such securities. The Compensation Committee approves the grant of equity compensation awards at approximately the same time every year pursuant to a pre-determined schedule. The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of any equity award. The Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	While the Company’s LTIP allows for the grant of stock options and similar option-like securities, the Company does not currently grant and has not in recent history granted, stock options or similar option-like securities to its directors, NEOs, or other employees, and it did not grant any stock options during the fiscal year ended December 31, 2025. As such, the Company does not currently have a formal policy with respect to the timing of awards of such securities. The Compensation Committee approves the grant of equity compensation awards at approximately the same time every year pursuant to a pre-determined schedule.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of any equity award. The Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false